[Morris, Manning & Martin, LLP Letterhead]

April 26, 2005

Robert D. Bell
Staff Attorney
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:
Witness Systems, Inc.
Amendment No. 1 to Registration Statement on Form S-3, filed on April 26, 2005
File No. 333-122410

Dear Mr. Bell:

On behalf of Witness Systems, Inc. (the "Company"), I am transmitting with this letter, for filing, Amendment No. 1 to Form S-3 (the "Amendment"), which amends the Company's registration statement on Form S-3 filed with the Securities and Exchange Commission (the "Commission") on January 31, 2005 (as amended, the "Registration Statement"). As a courtesy to the Staff, I am providing four paper copies of the Amendment under separate cover, two of which have been marked to show the changes effected in the Registration Statement by the Amendment.

This Amendment is being filed principally in response to comments of the Staff set forth in the Commission's letter dated March 1, 2005. The headings and numbered paragraphs below correspond to the headings and numbered paragraphs of the Commission's letter. References to page numbers (other than in headings taken from the Commission's letter) are to pages of the prospectus as revised and included in the Amendment. Other changes have also been made as indicated in the marked materials.

We respond to the specific comments of the Staff as follows:

Form S-3

General

  1.
  We note from your correspondence filed January 31, 2005, that you intend to amend this Form S-3 to incorporate by reference your December 31, 2004 Form 10-K, as well as an amended Form 8-K, which includes information required by Rule 3-05 and Article 11 of Regulation S-X for the acquisition of Blue Pumpkin Software, Inc.

Response: On April 11, 2005, the Company filed Form 8-K/A to amend its Form 8-K filed on January 27, 2005.

Selling Stockholders, page 17

  2.
  Identify the natural persons who exercise the sole/shared voting and/or dispositive powers with respect to the shares to be resold for the accounts of all non-reporting entities. See interpretation 4S of the Regulation S-K portion of the March 1999 Supplement to our publicly available CF Telephone Interpretation Manual.

Response: The Company has requested information from the Selling Stockholders regarding the natural persons that control each of the Selling Stockholders, and to the extent the Selling Stockholders have provided such information the Company has included it in the Amendment.

  3.
  Disclose which selling shareholders are registered broker-dealers or are affiliates of broker-dealers. Disclose whether broker-dealers received their securities as compensation for investment banking services or acquired them as an investment. If the latter, the broker-dealers should be named as underwriters. Also, disclose whether each broker-dealer affiliate acquired their shares in the ordinary course of business and whether at the time of the acquisition it had any plans or proposals, directly or with any other person to distribute the shares. For affiliates of registered broker-dealers, explain the nature of the affiliation. For example, we note that Dain Rauscher Inc. and C.E. Unterberg, Towbin L.P. are registered broker-dealers.

Response: With respect to the stockholders which are registered broker-dealers, the Company has revised the cover page of the Amendment, and the Selling Stockholders and Plan of Distribution sections, to state that those stockholders are deemed to be underwriters.

With respect to the stockholders who are affiliates of registered broker-dealers, the Company has disclosed in the footnotes to the Selling Stockholders Table the nature of such affiliations and the fact that each such selling stockholder has represented to the Company that it acquired the shares in the ordinary course of business in the Blue Pumpkin acquisition and whether at the time of the acquisition it had any plans or proposals, directly or with any other person, to distribute the shares.

  4.
  Please update your selling stockholder table so that the information is current at the time of your amended filing.

Response: The Company has revised the Selling Stockholder Table in the Amendment to reflect the information currently available to it regarding the selling stockholders.

  5.
  Please confirm that the selling stockholders and you are aware of our position on short sales as set forth in CF Telephone Interpretation A.65.

Response: The Company is aware, and has informed the selling stockholders, of the Commission's position on short sales as set forth in CF Telephone Interpretation A.65.

Exhibits

  6.
  Please incorporate (or file) your agreements relating to the acquisition of Blue Pumpkin Software, such as Exhibit 2.1 to your January 27, 2005 8-K.

Response: The Company has incorporated by reference into the Amendment the acquisition agreement with respect to Blue Pumpkin Software, from Exhibit 2.1 to its January 27, 2005 Form 8-K.

  7.
  In your next amendment, please file a copy of the legality opinion to assist in our timely review.

Response: The Company has filed a form of legal opinion from Morris, Manning & Martin, LLP as an exhibit to the Amendment and confirms that it will file a signed, dated legal opinion from Morris, Manning & Martin, LLP as an exhibit to the registration statement before requesting effectiveness.

General

  8.
  We note that you relied upon Section 4(2) of the Securities Act for the issuance of the shares in the Blue Pumpkin acquisition. Supplementally provide us with the facts that make this exemption available.

Response: Pursuant to the terms of the Merger Agreement and Plan of Reorganization by and among Witness Systems, Inc. (the "Company"), Baron Acquisition Corporation, Blue Pumpkin Software, Inc. ("Blue Pumpkin") and, solely with respect to Article VIII and Article IX, Laurence R Hootnick as Shareholder Agent and The U.S. Stock Transfer Corporation as Depository Agent (the "Merger Agreement"), the Company issued an aggregate of 2,100,000 shares of its common stock, par value $0.01 per share (the "Common Stock"), to the former holders of preferred stock of Blue Pumpkin (numbering approximately 67) and three executive officers of Blue Pumpkin (the "Executives") in exchange for all of the outstanding preferred stock of Blue Pumpkin (in the case of the shares issued to the holders of Blue Pumpkin preferred stock) and in satisfaction of certain contractual obligations (in the case of the shares issues to the Executives pursuant to Section 1.6(b) of the Merger

Agreement). The former holders of common stock of Blue Pumpkin received only cash in the transaction.

The issuance of the Common Stock pursuant to the Merger Agreement was not made pursuant to any general solicitation or advertising. Each of the Executives and the former Blue Pumpkin shareholders that received the Common Stock in the transaction represented that he/she/it was an "accredited investor" as defined in Rule 501 of Regulation D promulgated under the Securities Act of 1933, as amended. In addition, an information statement was sent to every former Blue Pumpkin shareholder and to each of the Executives disclosing certain information regarding the transaction and advising recipients to refer to the Company's annual report on Form 10-K and quarterly report on Form 10-Q for additional information regarding the Company. Based on the foregoing, and upon the view of Messrs. Weil, Gotshal & Manges, who negotiated, documented and closed the acquisition, we believe that the issuance of the Common Stock pursuant to the Merger Agreement was exempt from registration pursuant Section 4(2) of the Securities Act of 1933, as amended.

If you have any questions regarding these matters, please do not hesitate to contact the undersigned at 404-504-7655.

Very truly yours,

MORRIS, MANNING & MARTIN, LLP

/s/ JEFFREY L. SCHULTE

Jeffrey L. Schulte